Impairment of long-lived assets (Tables)	12 Months Ended
Dec. 31, 2017
Impairment of long-lived assets [Abstract]
Present value of expected cash flows for each segment
The present value of the cash flows expected for each segment was determined applying an appropriate discount rate.

	2017		2016
	Growth rate	Discount rate	Growth rate	Discount rate
Vessels	2.00%	7.18%	2.00%	7.04%